Leases (Details 3)	Jun. 30, 2023 USD ($)
Statement [Line Items]
Total undiscounted lease obligation	$ 3,588,151
Less than one year [member]
Statement [Line Items]
Total undiscounted lease obligation	950,079
Greater than one year [member]
Statement [Line Items]
Total undiscounted lease obligation	2,638,072
Equipments [Member]
Statement [Line Items]
Total undiscounted lease obligation	0
Equipments [Member] | Less than one year [member]
Statement [Line Items]
Total undiscounted lease obligation	0
Equipments [Member] | Greater than one year [member]
Statement [Line Items]
Total undiscounted lease obligation	0
Office Lease [Member]
Statement [Line Items]
Total undiscounted lease obligation	3,588,151
Office Lease [Member] | Less than one year [member]
Statement [Line Items]
Total undiscounted lease obligation	950,079
Office Lease [Member] | Greater than one year [member]
Statement [Line Items]
Total undiscounted lease obligation	$ 2,638,072